Capital Stock - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2014	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2017
Class of Stock [Line Items]
Stock repurchase program, authorized amount			$ 6,800,000,000
Available to repurchase common stock			404,000,000
Amount expended on share repurchases in open market transactions			28,689,000	$ 755,704,000	$ 1,640,885,000
Shares repurchased		$ 1,500,000,000
Payments for repurchase of common stock			$ 28,689,000	$ 755,704,000	$ 1,640,885,000
Total tax withholdings for share-based compensation			830,155	679,694	560,239
Total tax withholdings for share-based compensation			$ 66,638,000	$ 46,336,000	$ 33,672,000
Preferred stock, shares authorized			5,000,000	5,000,000
Preferred stock, par value			$ 0.01	$ 0.01
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Privately Negotiated Transaction [Member]
Class of Stock [Line Items]
Number of shares repurchased		1,700,000
Payments for repurchase of common stock		$ 101,000,000			101,000,000
Purchase from Accelerated Share Repurchase [Member]
Class of Stock [Line Items]
Number of shares repurchased	2,600,000	21,800,000
Shares repurchased		$ 1,400,000,000
Open Market Purchases [Member]
Class of Stock [Line Items]
Amount expended on share repurchases in open market transactions			$ 28,700,000	$ 755,700,000	$ 139,900,000
Number of shares repurchased			426,300	10,716,850	2,046,400
Average per share price on share repurchases in open market transactions			$ 67.30	$ 70.52	$ 68.36
Subsequent Event [Member]
Class of Stock [Line Items]
Stock repurchase program, authorized amount						$ 500,000,000